Mortgages Receivable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate	$ 47,807,245	$ 32,521,588	$ 26,017,867
Land [Member]
Mortgage Loans on Real Estate	3,527,587	3,149,602	2,619,792
Commercial Loan [Member]
Mortgage Loans on Real Estate	10,697,017	9,049,942	5,712,566
Mexed Use [Member]
Mortgage Loans on Real Estate	260,764	207,139	380,000
Residential Mortgage [Member]
Mortgage Loans on Real Estate	$ 33,321,877	$ 21,343,927	$ 18,820,509